Property and equipment, net	12 Months Ended
Dec. 31, 2020
Property and equipment, net
Property and equipment, net

Note 6 – Property and equipment, net

	As of December 31,
	2020	2019

	(in thousands)
Medical equipment	$737	$737
Office furniture and equipment	56	55
Computer software and electronic equipment	78	88
Leasehold improvements	221	198
	1,092	1,078
Less - Accumulated depreciation	916	907
Net book value	$176	$171